RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Amounts payable, related party transactions	$ 89,535	$ 45,262
Directors' fees [Member]
Statements Line Items
Amounts payable, related party transactions	19,500	16,500
Reimbursement of expenses to a director [Member]
Statements Line Items
Amounts payable, related party transactions	$ 70,035	$ 28,762